INVESTMENTS - Equity Method Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 49,872	$ 15,706
Restricted cash	251,983	39,715
Accounts receivable, net	50,301	4,952
Other current assets	60,828	24,142
Total current assets	412,984	84,515
Property, plant, and equipment, net	1,517,594	940,258
Intangible assets, net	67,737	13,028
Goodwill	257,137	122,735
Other assets	24,882	17,003
Total assets	2,442,301	1,399,010
Liabilities
Accounts payable and accrued liabilities	115,634	52,276
Other current liabilities	10,934	4,189
Total current liabilities	129,467	82,357
Debt, net	718,624	253,473
Total liabilities	980,255	403,613
Equity
Total liabilities and equity	2,442,301	1,399,010
Income Statement [Abstract]
Total revenues	120,219	68,562	$ 229,452
Operating expenses	98,541	69,391	260,909
Depreciation and amortization	54,016	31,114	33,128
Interest expense	16,019	10,764	17,907
Total expenses	191,758	123,758	331,907
Other expense	(38,432)	(18,511)	105,700
Loss before income taxes	(109,971)	(73,707)	3,245
Less: Provision for income taxes	3,630	1,984	(14,384)
Net loss	(106,341)	(71,723)	$ (11,139)
Long Ridge Terminal LLC
Assets
Cash and cash equivalents	2,932	3,057
Restricted cash	32,469	26,920
Accounts receivable, net	17,896	5,711
Other current assets	8,857	787
Total current assets	62,154	36,475
Property, plant, and equipment, net	764,607	612,234
Intangible assets, net	4,940	5,320
Goodwill	89,390	89,390
Other assets	5,584	8,597
Total assets	926,675	752,016
Liabilities
Accounts payable and accrued liabilities	16,121	25,173
Other current liabilities	47,626	253
Total current liabilities	63,747	25,426
Debt, net	604,261	445,733
Other liabilities	293,653	36,262
Total liabilities	961,661	507,421
Equity
Total equity	(34,986)	244,595
Total liabilities and equity	926,675	752,016
Income Statement [Abstract]
Total revenues	85,638	24,917
Operating expenses	28,310	16,339
Depreciation and amortization	24,836	11,004
Interest expense	11,005	2,037
Total expenses	64,151	29,380
Other expense	(44,302)	(1,967)
Loss before income taxes	(22,815)	(6,430)
Less: Provision for income taxes	0	0
Net loss	$ (22,815)	$ (6,430)